Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 13, 2020
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2020